Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Allocations to the semiconductors & semiconductor equipment industry contributed positively to performance relative to the benchmark. Underweight allocations to the software, IT services and electronic equipment instruments and components industries contributed positively to performance relative to the benchmark.
Individual holdings
| Positions in Broadcom, Inc., a developer, manufacturer, and global supplier of semiconductors; Microsoft Corp., a developer of software solutions; GoDaddy, Inc., a domain registrar and web hosting company; Dell Technologies, a supplier of technology solutions and PCs and Cisco Systems, Inc., a communications technology company all contributed to performance relative to the fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software and electronic equipment instruments and components industries detracted from performance relative to the benchmark.
Allocations
| An off-benchmark allocation to the specialized REITs and ground transportation industries detracted from the Fund’s performance relative to the benchmark as well as an allocation to the financial services industry.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage; Global Payments, Inc., a provider of payment services to merchants and Western Digital Corp., a data storage company all detracted from performance relative to the Fund’s benchmark during the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	26.91	20.67	20.56
MSCI World Information Technology Index (Net)	32.85	21.34	19.83
MSCI ACWI Index (Net) (a)	17.49	10.06	9.23
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 217,699,974
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,706,153
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 217,699,974
Total number of portfolio holdings	68
Management services fees (represents 0.92% of Fund average net assets)	$ 1,706,153
Portfolio turnover for the reporting period	38%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.1%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.3%
Lam Research Corp.	4.2%
Bloom Energy Corp., Class A	3.8%
eBay, Inc.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.1%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.3%
Lam Research Corp.	4.2%
Bloom Energy Corp., Class A	3.8%
eBay, Inc.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.5%

Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 137	1.20%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the IT services, technology hardware storage & peripherals and communications equipment industries contributed to the Fund’s return relative to the benchmark.
Allocations
| Allocations to the semiconductors & semiconductor equipment industry contributed positively to performance relative to the benchmark. Underweight allocations to the software, IT services and electronic equipment instruments and components industries contributed positively to performance relative to the benchmark.
Individual holdings
| Positions in Broadcom, Inc., a developer, manufacturer, and global supplier of semiconductors; Microsoft Corp., a developer of software solutions; GoDaddy, Inc., a domain registrar and web hosting company; Dell Technologies, a supplier of technology solutions and PCs and Cisco Systems, Inc., a communications technology company all contributed to performance relative to the fund’s benchmark.
Top Performance Detractors
Stock selection
| Selections in the semiconductors & semiconductor equipment industry as well as the software and electronic equipment instruments and components industries detracted from performance relative to the benchmark.
Allocations
| An off-benchmark allocation to the specialized REITs and ground transportation industries detracted from the Fund’s performance relative to the benchmark as well as an allocation to the financial services industry.
Individual holdings
| Positions in NVIDIA Corp., a developer and distributor of semiconductor chips; Synaptics, Inc., a developer of computer-to-human interface devices; Dropbox, Inc., a company offering cloud storage; Global Payments, Inc., a provider of payment services to merchants and Western Digital Corp., a data storage company all detracted from performance relative to the Fund’s benchmark during the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	26.58	20.37	20.25
MSCI World Information Technology Index (Net)	32.85	21.34	19.83
MSCI ACWI Index (Net) (a)	17.49	10.06	9.23
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 217,699,974
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,706,153
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 217,699,974
Total number of portfolio holdings	68
Management services fees (represents 0.92% of Fund average net assets)	$ 1,706,153
Portfolio turnover for the reporting period	38%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Broadcom, Inc.	6.1%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.3%
Lam Research Corp.	4.2%
Bloom Energy Corp., Class A	3.8%
eBay, Inc.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Broadcom, Inc.	6.1%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.3%
Lam Research Corp.	4.2%
Bloom Energy Corp., Class A	3.8%
eBay, Inc.	3.0%
Global Payments, Inc.	2.9%
Meta Platforms, Inc., Class A	2.5%